Pay vs Performance Disclosure	12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The information below is provided in accordance with the SEC pay versus performance disclosure rules set forth in Item 402(v) of Regulation
S-K
under the Exchange Act (“Pay Versus Performance Rules”). These rules require companies to disclose certain information about the relationship between the compensation of our principal executive officer (“PEO”) and non-PEO
NEOs (as a group) and certain financial performance measures. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with Company performance, please refer to the “Compensation Discussion and Analysis” above.

Fiscal Year	Summary Compensation Table Total for PEO (Benioff)(1)	Compensation Actually Paid to PEO (Benioff)(2)	Summary Compensation Table Total for PEO (Taylor)(3)	Compensation Actually Paid to PEO (Taylor)(4)	Summary Compensation Table Total for PEO (Block)(3)	Compensation Actually Paid to PEO (Block)(4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based On:		Net Income(9) ($ millions)	Relative TSR(10) (percentile)
									Company Total Shareholder Return(7)	Peer Group Total Share- holder Return(8)
2024	$39,642,173	$100,570,098	—	—	—	—	$13,762,498	$34,326,577	$154.18	$220.03	$4,136	93rd
2023	$29,868,893	($15,648,986)	$26,792,798	($72,220,776)	—	—	$15,923,619	($7,680,438)	$92.13	$142.05	$208	17th
2022	$28,602,112	$25,056,235	$22,794,415	$31,528,547	—	—	$14,044,452	$16,514,995	$127.60	$183.20	$1,444	41st
2021	$25,740,775	$59,862,429	—	—	$1,232,157	$12,279,756	$13,763,689	$36,808,761	$123.72	$146.11	$4,072	65th

(1)	The dollar amounts reported are the “Total Compensation” amounts reported for our PEO, Marc Benioff, in our Summary Compensation Table above.
(2)
The dollar amounts reported represent the amount of Compensation Actually Paid to our PEO, Marc Benioff, as computed in accordance with SEC rules, and do not reflect the actual amount of compensation earned or received during the applicable fiscal year. In accordance with SEC rules, these amounts differ from “Total Compensation” as set forth in the Summary Compensation Table for fiscal 2024 as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO (Mr. Benioff)	FY2024
Summary Compensation Table Total	$39,642,173
Deduction for value of “Stock Awards” and “Option Awards” reported in the Summary Compensation Table	($30,338,323)
Add : Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$42,794,577
Add : Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$43,793,324
Add : Fair value as of the vesting date of vested awards granted in current fiscal year	$0
Add : Change in fair value from prior fiscal year end to the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year	$4,678,347
Subtract: Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the covered fiscal year	$0
Add: Value of dividends or other earnings paid on unvested equity awards during the covered fiscal year not otherwise included in the total compensation for the fiscal year	$0
Compensation Actually Paid to Mr. Benioff	$100,570,098

(3)
The dollar amounts reported are the “Total Compensation” amounts reported for Bret Taylor, who served as
Co-PEO
from November 30, 2021 through January 31, 2023, as reported in
the Summary Compensation Table included in our proxy statement for our 2023 and 2022 Annual Meetings of Stockholders, and for Keith Block, who served as
Co-PEO
through February 24, 2020, as reported in the Summary Compensation Table included in our proxy statement for our 2021 Annual Meeting of Stockholders.

(4)
The dollar amounts reported represent the amount of Compensation Actually Paid to our former
Co-PEOs,
as reported in the “Pay Versus Performance” section of our proxy statement for our 2023 Annual Meeting of Stockholders and computed in accordance with Pay Versus Performance Rules. These amounts differ from “Total Compensation” as reported in the applicable Summary Compensation Table included in our proxy statements for our 2023, 2022, and 2021 Annual Meetings of Stockholders, as shown in the “Pay Versus Performance” section for our proxy statement for our 2023 Annual Meeting of Stockholders.

(5)
The dollar amounts reported are the average of the “Total Compensation” amounts reported for the Company’s NEOs as a group excluding our CEO and former
Co-PEOs
for the year(s) in which they served as
Co-PEO
(the
“Non-PEO
NEOs”) in the Summary Compensation Table in each applicable fiscal year. The
Non-PEO
NEOs (excluding our PEO and former
Co-PEOs,
as applicable for the fiscal year(s) in which they served as
Co-PEO)
for each applicable year are as follows: (i) for fiscal 2024, Ms. Weaver and Messrs. Millham, Niles and Tallapragada; (ii) for fiscal 2023, Ms. Weaver and Messrs. Harris, Millham and Tallapragada; (iii) for fiscal 2022, Ms. Weaver and Messrs. Harris, Patterson and Tallapragada; and (iv) for fiscal 2021, Messrs. Hawkins, Patterson, Tallapragada and Taylor.

(6)
The dollar amounts reported represent the average amount of Compensation Actually Paid to the
Non-PEO
NEOs as computed in accordance with SEC rules, and do not reflect actual amounts of compensation earned or received during the applicable fiscal year. In accordance with SEC rules, these amounts differ from the average of the amounts of “Total Compensation” as set forth in the Summary Compensation Table for fiscal 2024 as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	FY2024
Average Summary Compensation Table Total	$13,762,498
Deduction for the average value of “Stock Awards” and “Option Awards” reported in the Summary Compensation Table	($10,674,880)
Add: Average year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$17,623,840
Add: Average year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$10,874,062
Add: Average fair value as of the vesting date of vested awards granted in current fiscal year	$0
Add: Average change in fair value from prior fiscal year end to the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year	$2,741,057
Subtract: Average prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the covered fiscal year	$0
Add: Average value of dividends or other earnings paid on unvested equity awards during the covered fiscal year not otherwise included in the total compensation for the fiscal year	$0
Average Compensation Actually Paid to Non-PEO NEOs	$34,326,577

(7)
Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of any dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s stock price at the end and the beginning of the measurement period by (b) the Company’s stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is January 31, 2020. Historical stock performance is not necessarily indicative of future stock performance.

(8)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Computer & Data Processing Index, which is used in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the applicable fiscal year. Historical stock performance is not necessarily indicative of future stock performance.

(9)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
(10)
The “Company-Selected Measure” (as defined in Item 402(v) of Regulation
S-K
of the Exchange Act) is our
one-year
TSR relative to the TSR of each member of the Nasdaq-100 Index as of the beginning of each fiscal year (“Relative TSR”). TSR for this purpose is calculated by comparing the Company’s average closing share price over the 90 calendar days ending
on the last day of the fiscal year and the Company’s average closing share price over the 90 calendar days ending on the last day of the end of the prior fiscal year. We use three-year relative TSR as a performance measure for our PRSUs, including for the PRSUs granted in fiscal 2024. As described in the “Compensation Discussion and Analysis” above, we also use non-GAAP
operating margin as a performance measure for the PRSUs granted in fiscal 2024.

Company Selected Measure Name	Relative TSR
Named Executive Officers, Footnote	The
Non-PEO
NEOs (excluding our PEO and former
Co-PEOs,
as applicable for the fiscal year(s) in which they served as
Co-PEO)
	for each applicable year are as follows: (i) for fiscal 2024, Ms. Weaver and Messrs. Millham, Niles and Tallapragada; (ii) for fiscal 2023, Ms. Weaver and Messrs. Harris, Millham and Tallapragada; (iii) for fiscal 2022, Ms. Weaver and Messrs. Harris, Patterson and Tallapragada; and (iv) for fiscal 2021, Messrs. Hawkins, Patterson, Tallapragada and Taylor.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Computer & Data Processing Index, which is used in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the applicable fiscal year. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 39,642,173
PEO Actually Paid Compensation Amount	$ 100,570,098
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of Compensation Actually Paid to our PEO, Marc Benioff, as computed in accordance with SEC rules, and do not reflect the actual amount of compensation earned or received during the applicable fiscal year. In accordance with SEC rules, these amounts differ from “Total Compensation” as set forth in the Summary Compensation Table for fiscal 2024 as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO (Mr. Benioff)	FY2024
Summary Compensation Table Total	$39,642,173
Deduction for value of “Stock Awards” and “Option Awards” reported in the Summary Compensation Table	($30,338,323)
Add : Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$42,794,577
Add : Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$43,793,324
Add : Fair value as of the vesting date of vested awards granted in current fiscal year	$0
Add : Change in fair value from prior fiscal year end to the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year	$4,678,347
Subtract: Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the covered fiscal year	$0
Add: Value of dividends or other earnings paid on unvested equity awards during the covered fiscal year not otherwise included in the total compensation for the fiscal year	$0
Compensation Actually Paid to Mr. Benioff	$100,570,098

Non-PEO NEO Average Total Compensation Amount	$ 13,762,498	$ 15,923,619	$ 14,044,452	$ 13,763,689
Non-PEO NEO Average Compensation Actually Paid Amount	$ 34,326,577	(7,680,438)	16,514,995	36,808,761
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The dollar amounts reported represent the average amount of Compensation Actually Paid to the
Non-PEO
NEOs as computed in accordance with SEC rules, and do not reflect actual amounts of compensation earned or received during the applicable fiscal year. In accordance with SEC rules, these amounts differ from the average of the amounts of “Total Compensation” as set forth in the Summary Compensation Table for fiscal 2024 as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	FY2024
Average Summary Compensation Table Total	$13,762,498
Deduction for the average value of “Stock Awards” and “Option Awards” reported in the Summary Compensation Table	($10,674,880)
Add: Average year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$17,623,840
Add: Average year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$10,874,062
Add: Average fair value as of the vesting date of vested awards granted in current fiscal year	$0
Add: Average change in fair value from prior fiscal year end to the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year	$2,741,057
Subtract: Average prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the covered fiscal year	$0
Add: Average value of dividends or other earnings paid on unvested equity awards during the covered fiscal year not otherwise included in the total compensation for the fiscal year	$0
Average Compensation Actually Paid to Non-PEO NEOs	$34,326,577

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Cumulative Company and Peer Group TSR.
The graph below (i) sets forth the relationship between the amount of Compensation Actually Paid to our PEO and our former
Co-PEOs,
the average amount of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years; and (ii) compares our cumulative TSR over the four most recently completed fiscal years to that of the Nasdaq Computer & Data Processing Index over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income.
The graph
below
sets forth the amount of Compensation Actually Paid to our PEO and our former
Co-PEOs,
the average amount of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Relative TSR.
The graph below sets forth the amount of Compensation Actually Paid to our PEO and our former
Co-PEOs,
the average amount of Compensation Actually Paid to our
Non-PEO
NEOs, and our Relative TSR during the four most recently completed fiscal years. Although we use three-year relative TSR as a PRSU performance measure, SEC guidance limits the Company-Selected Measure to one-year
periods, so we have compared Compensation Actually Paid to annual Relative TSR in the graph below.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Cumulative Company and Peer Group TSR.
The graph below (i) sets forth the relationship between the amount of Compensation Actually Paid to our PEO and our former
Co-PEOs,
the average amount of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years; and (ii) compares our cumulative TSR over the four most recently completed fiscal years to that of the Nasdaq Computer & Data Processing Index over the same period.

Tabular List, Table
Financial Performance Measures.
As described in greater detail in the “Compensation Discussion and Analysis” above, the Company’s executive compensation program reflects a pay-for-performance
philosophy. The metrics that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. Below is an unranked list of the most important financial performance measures that we use to link Compensation Actually Paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance:

Performance Measures

Relative TSR

Non-GAAP Operating Margin (1)

Revenue

Operating Cash Flow

Non-GAAP Income from Operations (2)

Total Shareholder Return Amount	$ 154.18	92.13	127.6	123.72
Peer Group Total Shareholder Return Amount	220.03	142.05	183.2	146.11
Net Income (Loss)	$ 4,136,000,000	$ 208,000,000	$ 1,444,000,000	$ 4,072,000,000
Company Selected Measure Amount	0.93	0.17	0.41	0.65
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP Income from Operations
Marc Benioff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 39,642,173	$ 29,868,893	$ 28,602,112	$ 25,740,775
PEO Actually Paid Compensation Amount	$ 100,570,098	(15,648,986)	25,056,235	59,862,429
PEO Name	Marc Benioff
Mr. Taylor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	26,792,798	22,794,415	0
PEO Actually Paid Compensation Amount	$ 0	(72,220,776)	31,528,547	0
PEO Name	Bret Taylor
Mr. Block [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	0	1,232,157
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 12,279,756
PEO Name	Keith Block
PEO | Marc Benioff [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (30,338,323)
PEO | Marc Benioff [Member] | YearEnd Fair Value Of Outstanding And Unvested Equity Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,794,577
PEO | Marc Benioff [Member] | Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,793,324
PEO | Marc Benioff [Member] | Change In Fair Value Of Equity Awards Granted In Prior Fiscal Years That Vested In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Marc Benioff [Member] | Prior Fiscal YearEnd Fair Value For Any Equity Awards Forfeited In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,678,347
PEO | Marc Benioff [Member] | Prior Fiscal Year End Value Of Any Equity Awards Granted In Prior Fiscal Years That Failed To Meet Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Marc Benioff [Member] | Value Of Dividends Or Other Earnings Paid On Unvested Equity Awards During The Covered Fiscal Year Not Otherwise Included In The Total Compensation For The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,674,880)
Non-PEO NEO | YearEnd Fair Value Of Outstanding And Unvested Equity Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,623,840
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,874,062
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Fiscal Years That Vested In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Fiscal YearEnd Fair Value For Any Equity Awards Forfeited In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,741,057
Non-PEO NEO | Prior Fiscal Year End Value Of Any Equity Awards Granted In Prior Fiscal Years That Failed To Meet Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Unvested Equity Awards During The Covered Fiscal Year Not Otherwise Included In The Total Compensation For The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0